Company information - Debt Financing Transactions (Details)					6 Months Ended
		Jun. 12, 2026 EUR (€) D shares	Jun. 02, 2026 EUR (€)	Apr. 30, 2026 D € / shares	Jun. 30, 2026 EUR (€)	Jun. 12, 2026 EUR (€)	Jun. 12, 2026 € / shares	Jun. 12, 2026	Jun. 12, 2026 installment	Oct. 14, 2024 EUR (€)
Company information
Subscription of borrowings	[1]				€ 68,338,000
Lenders' warrants
Company information
Notional amount			€ 9,500,000
Trading price | € / shares				€ 4.6681			€ 4.6681
Equity offering price | € / shares							3.7781
Trading days | D		30
Number of shares per instrument | shares		1
Exercise price per warrant | € / shares							4.1559
Percentage of premium exercise price								10.00%
Lenders' warrants, Tranche A and B
Company information
Notional amount			6,750,000			€ 6,750,000
Number of warrants issued | shares		1,624,196
Lenders' warrants, Tranche C
Company information
Notional amount			2,750,000			2,750,000
Number of warrants issued | shares		661,709
Borrowings from 2026 Debt Financing Transaction with BlackRock and Claret Capital
Company information
Minimum amount to be maintained in specified secured accounts			30,000,000
Lenders' senior secured debt
Company information
Notional amount			130,000,000
Lenders' Tranche A and B
Company information
Notional amount						75,000,000
Minimum equity financing amount			90,000,000
Subscription of borrowings		€ 69,600,000
Lenders' Tranche A
Company information
Notional amount			35,000,000			35,000,000
Subscription of borrowings		€ 35,000,000
Borrowings, interest rate								9.90%
Monthly instalments								16	16
Par value per bond						1
Conversion price								40.00%
Convertible, Conversion price | € / shares							5.2893
Conversion ratio		0.18907
Trading price | € / shares				€ 4.6681
Equity offering price | € / shares							€ 3.7781
Trading days | D		30		30
Lenders' Tranche B
Company information
Notional amount			40,000,000			40,000,000
Subscription of borrowings		€ 40,000,000
Borrowings, interest rate								9.90%
Interest rate								2.10%
Business days | D		15
Lenders' Tranche B | T3 BSA warrants
Company information
Minimum equity fundraising to satisfy the drawdown conditions						100,000,000
Minimum exercise amount of warrants to satisfy drawdown conditions						100,000,000
Lenders' Tranche C
Company information
Notional amount			55,000,000		55,000,000	55,000,000
Maximum uncommitted financing amount						55,000,000
Minimum equity financing amount					€ 100,000,000	100,000,000
Borrowings, interest rate								8.90%
Interest rate								2.10%
Trading days | D		30
Debt-to-market capitalization ratio								10
Lenders' Tranche C | T3 Warrants
Company information
Minimum exercise amount of warrants to satisfy drawdown conditions						100,000,000
Additional Lenders' Tranche
Company information
Notional amount			€ 20,000,000			20,000,000
Additional uncommitted amount						€ 20,000,000
2024 Financing arrangement in three tranches
Company information
Structured Financing amount										€ 348,000,000

[1]	Net of the amount of €1.3 million advance payment related to the Lenders’ Tranche B under the Debt Financing agreement as of June 30, 2026 (see Note 4.5 – Other non-current assets).